Income tax expense (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Expense Tables
Schedule of Income tax expense
	Year Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Current tax:
Current tax on profit for the year	17,841	15,221	15,281

Deferred tax:
Origination of temporary differences	—	—	(645)
Income tax expense	17,841	15,221	14,636

Schedule of reconciliation of income taxes

	Year Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Income before taxation	54,696	57,169	48,202

Computed expected income tax expense	13,674	14,292	12,051
Expenses not deductible for tax purposes	4,167	929	2,585
Income tax expense	17,841	15,221	14,636